Acquisition (Tables)	12 Months Ended
Dec. 31, 2024
Business Combinations [Abstract]
Schedule of Purchase Price Allocation to Assets Acquired and Liabilities Assumed as of the Date of Acquisition
The transaction was accounted for as a business combination using the purchase method of accounting. The purchase price allocation of the transaction was determined by the Group with the assistance of an independent valuation firm, and the purchase price allocation to assets acquired and liabilities assumed as of the date of acquisition was as follows:

	As of December 1, 2024
	Amounts	Estimated useful lives
	RMB
Net tangible assets:
Other current assets	2,607
Intangible assets:
Trade name	63,504	10 years
Active user	7,299	3 years
Technology	4,672	5 years
Total assets	78,082
Deferred revenue	(9,952)
Goodwill	136,250

Total consideration	204,380